Long-Term Debt	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Long-Term Debt
9.	Long-Term Debt

As of September 30, 2013, the Company’s bank debt is as follows:

	Deutsche Bank	Credit Suisse	NBG	Total
December 31, 2012	$29,259	$36,450	$23,237	$88,946
Additions	-	-	-	-
Payments	-	-	-	-
Sepember 30, 2013	$29,259	$36,450	$23,237	$88,946

All the Company’s credit facilities bear interest at LIBOR plus a margin, ranging from 1.00% to 4%, and are secured by mortgages on the financed vessels and assignments of vessels’ earnings and insurance coverage proceeds. They also include affirmative and negative financial covenants of the borrowers, including maintenance of operating accounts, minimum cash deposits, average cash balances to be maintained with the lending banks and minimum ratios for the fair values of the collateral vessels compared to the outstanding loan balances. Each borrower is restricted under its respective loan agreement from incurring additional indebtedness, changing the vessels’ flag without the lender’s consent or distributing earnings.

The weighted average interest rate for the nine months ended September 30, 2013 and 2012 was 2.6% and 2.5%, respectively. Interest expense incurred under the above loan agreements amounted to $1,541 and $1,874 for the nine months ended September 30, 2013 and 2012, respectively, and is included in “Interest and Finance Costs” in the accompanying unaudited interim condensed consolidated statements of operations.

Deutsche Bank Facility

 On September 7, 2012, the Company and certain of its subsidiaries entered into an amended and restated facility agreement with Deutsche Bank. As amended and restated, the facility agreement:

⋅	Defers and reduces the balloon payment of $16,009 due on Facility B from November 2012 to December 2015;
⋅
Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013;

⋅	Suspends principal repayments from June 1, 2013 through June 30, 2014 on each of Facility A and Facility B;
⋅	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750;
⋅ Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014;
⋅
Bears interest at the rate of LIBOR plus 1% through March 31, 2014 and LIBOR plus 3.25% from April 1, 2014 through maturity, which were reduced from LIBOR plus 2.25% for Facility A and LIBOR plus 4.25% for Facility B;

⋅
Establishes certain financial covenants, including an interest coverage ratio that must be complied with starting January 1, 2013, a consolidated leverage ratio that must be complied with starting January 1, 2014, and a minimum liquidity ratio that must be complied with starting July 1, 2014;

⋅	Removes permanently the loan to value ratio;
⋅
Requires the amount of any “Excess Cash,” as determined in accordance with the amended and restated facility agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance; and

⋅
Removes the success fee originally due under the previous agreement and provides for an amendment and restructuring fee of $1,480 payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full.

The Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank along with accrued interest due in January, February, March and April 2013. Also, in May 2013, the Company did not pay the monthly repayments of $11.5 for each of Facility A and Facility B with Deutsche Bank, totaling $23 along with accrued interest due. As well, the Company did not pay the interest due in June 2013.

On July 5, 2013, the Company entered into a Debt Purchase and Settlement Agreement (the “Settlement Agreement”) with Deutsche Bank, a Magna Group affiliate fund Hanover Holdings I, LLC (“Hanover”)and the Company’s wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. Pursuant to the terms of the Settlement Agreement, Hanover has agreed to purchase $10,500 of outstanding indebtedness owed by the Company to Deutsche Bank, out of a total outstanding amount owed of $29,958 subject to the satisfaction of a number of conditions set forth in the Settlement Agreement. Upon payment in full of the $10,500 purchase price for such purchased indebtedness by Hanover to Deutsche Bank in accordance with the terms and conditions of the Settlement Agreement, the remaining outstanding indebtedness of the Company and its subsidiaries to Deutsche Bank shall be forgiven, and the mortgages of two security vessels will be discharged. The Settlement Agreement does not become effective until Hanover deposits in escrow an amount of $2,500 plus all reasonably incurred legal fees and expenses and the parties enter into an escrow agreement (the “Settlement Conditions”). If the Settlement Conditions are not met by August 2, 2013 (20 trading days after execution of the Settlement Agreement), the Settlement Agreement will automatically dissolve without any further action of the parties. In addition, the Settlement Agreement will automatically terminate upon the occurrence of certain events set forth in the Settlement Agreement. In addition, Deutsche Bank has the right to terminate the Settlement Agreement upon the failure of Hanover to make certain installment payments of the purchase price for the purchased debt within certain time frames set forth in the Settlement Agreement.

On August 2, 2013, the Company entered into an Addendum to Debt Purchase and Settlement Agreement (the “Addendum”) with Deutsche Bank, Hanover and the Company’s wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. As mentioned above, the Settlement Agreement was not to become effective until Hanover deposits in escrow an amount of $2,500 plus all reasonably incurred legal fees and expenses and the parties enter into an escrow agreement (the “Settlement Conditions”). On August 2, 2013, the Settlement Conditions were fulfilled and the Settlement Agreement became effective. The Addendum extended the date upon which the parties had to achieve one of the conditions to fulfilling the terms of the Settlement Agreement.

On September 25, 2013 the Company has entered into an assignment and amendment agreement (the “Assignment”) with Deutsche Bank, Hanover, Crede CG III, Ltd (“Crede”) a wholly-owned subsidiary of Crede Capital Group and the Company’s wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. Pursuant to the Assignment, Hanover assigned all of its rights and obligations under the Settlement Agreement and an escrow agreement to Crede in accordance with the terms thereof. Crede paid Hanover $3,624 in the aggregate, $2,624 of which represented the amount deposited in escrow by Hanover and fees and other expenses incurred by Hanover. In addition, the escrow agreement was amended and pursuant thereto Crede deposited an additional $8,002 into escrow, following which the entire aggregate amount held in escrow pursuant to the escrow agreement was $10,542, which represented the entire purchase price of the purchased indebtedness plus fees and expenses incurred by Deutsche Bank. Such entire amount would be released from escrow to Deutsche Bank upon the receipt of the court approval (Note 15) described in the Settlement Agreement, and the debt forgiveness, mortgage discharge, and owning the two vessels free and clear of all liens granted to Deutsche Bank would occur concurrently with such release. In addition to the foregoing, the Company, in partial consideration for Hanover’s cancellation of certain covenants, issued to Hanover 2,000,000 shares of common stock and granted customary piggy-back registration rights for such shares, together with a demand registration right commencing 120 days after September 25, 2013.

On September 26, 2013, Crede filed a complaint against the Company in the Supreme Court of the State of New York seeking to recover an aggregate of $10,500, representing all amounts due under the Settlement Agreement, as amended (the “Claim”). On September 26, 2013, Crede and the Company entered into an Exchange Agreement (the “Exchange Agreement”), in order to settle the Claim. Pursuant to the Exchange Agreement, upon court approval (Note 15) (“Court Approval”), the Company will initially issue and deliver to Crede 5,059,717 shares (the “Settlement Shares”) of the Company’s common stock, $0.001 par value (the “Common Stock”). The Settlement Shares represent approximately 9.9% of the total number of shares of Common Stock outstanding at the time of execution of the Exchange Agreement. The Exchange Agreement provides that the Settlement Shares will be subject to adjustment on the trading day immediately following the Calculation Period (as defined below) to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Crede pursuant to the Exchange Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time subsequent to the Court Approval. Specifically, the total number of shares of Common Stock to be issued to Crede pursuant to the Exchange Agreement shall be equal to the quotient obtained by dividing (i) $11,850 by (ii) 78% of the VWAP of the Common Stock over the 75-consecutive trading day period immediately following the first trading day after Court Approval (or such shorter trading-day period as may be determined by Crede in its sole discretion by delivery of written notice to the Company) (the “Calculation Period”), rounded up to the nearest whole share (the “VWAP Shares”). As a result, the Company ultimately may be required to issue to Crede substantially more shares of Common Stock than the number of Settlement Shares initially issued (subject to the limitations described below). The Exchange Agreement further provides that if, at any time and from time to time during the Calculation Period, the total number of Settlement Shares previously issued to Crede is less than the total number of VWAP Shares to be issued to Crede or its designee in connection with the Exchange Agreement, Crede may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Calculation Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Crede or its designee (subject to the limitations described below), and the Company will upon such request issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the Exchange Agreement). At the end of the Calculation Period, (i) if the number of VWAP Shares exceeds the number of Settlement Shares issued, then the Company will issue to Crede or its designee additional shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares, and (ii) if the number of VWAP Shares is less than the number of Settlement Shares, then Crede or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares. Crede may sell the shares of Common Stock issued to it or its designee in connection with the Exchange Agreement at any time without restriction, even during the Calculation Period. The Exchange Agreement provides that in no event shall the number of shares of Common Stock issued to Crede or its designee in connection with the Exchange Agreement, when aggregated with all other shares of Common Stock then beneficially owned by Crede and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations there under), result in the beneficial ownership by Crede and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and the rules and regulations there under) at any time of more than 9.9% of the Common Stock. Furthermore, the Exchange Agreement provides that, from the date of execution of the Exchange Agreement until the day after the Calculation Period, the Company is prohibited from issuing any equity, debt or convertible or other securities, other than (i) Common Stock to Crede pursuant to the Exchange Agreement, (ii) up to 2,555,413 shares of Common Stock pursuant to the Company’s equity compensation plan, (iii) shares of common or preferred stock pursuant to the Company’s shareholder rights plan, (iv) shares of Common Stock to the manager of the Company’s fleet, in lieu of cash compensation, (v) shares of Common Stock upon the conversion, exchange or exercise of convertible securities issued prior to the date of the Exchange Agreement, or (vi) up to 7,500,000 shares of Common Stock (or $3,000 worth of Common Stock, which is greater) issued solely in exchange for the contribution of a nautical vessel by an independent third party to the Company, provided that the primary purpose of such issuance is not to raise capital. The issuance of Common Stock to Crede pursuant to the terms of the Exchange Agreement will be exempt from the registration requirements of the Securities Act pursuant to Section 3(a)(10) thereof, as an issuance of securities in exchange for bona fide outstanding claims, where the terms and conditions of such issuance are approved by a court after a hearing upon the fairness of such terms and conditions to the plaintiff at which all persons to whom it is proposed to issue securities in such exchange shall have the right to appear.

Credit Suisse Facility

On May 31, 2012, the Company entered into a Sixth Supplemental Agreement with Credit Suisse, which amends and restates the Facility Agreement dated December 24, 2007, as amended, between the Company and Credit Suisse. The Sixth Supplemental Agreement, among other things, modifies the Facility Agreement to:

⋅	Defer further principal repayments until March 31, 2014;
⋅	Reduce the interest rate on the facility to LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25;
⋅	Release restricted cash of $1,125;
⋅
Waive compliance through March 31, 2014 with the requirement to maintain a minimum ratio of aggregate fair market value of the financed vessels to loan balance, after which date the required minimum ratio will be 115% beginning April 1, 2014, 120% beginning October 1, 2014, and 135% beginning April 1, 2015;

⋅
Establish certain financial covenants, including an interest coverage ratio, which must be complied with starting January 1, 2013, a consolidated leverage ratio, which must be complied with starting January 1, 2014, and a minimum liquidity ratio, which must be complied with starting July 1, 2014; and

⋅
Require the amount of any “Excess Cash,” as determined in accordance with the Facility Agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance, depending on the Company’s compliance at the time with the vessel market value to loan ratio and the outstanding balance of the loan.

On January 31, 2013 the Company did not pay the interest due of $124 and the interest rate swap amounts of $52 and $28 due on March 5, 2013 and April 2, 2013, respectively, with the Credit Suisse facility. On April 26, 2013, the Company paid the interest of $124 due on January 31, 2013. On April 30 and July 31, 2013 the Company did not pay the interest due of $117 and $119, respectively. Also, the Company did not pay the interest rate swap amounts of $48, $25, $43 and $22 due on June 5, 2013, July 2, 2013, September 5, 2013 and October 2, 2013, respectively, with the Credit Suisse facility. . In addition, on October 31, 2013, the Company did not pay the interest due of $118 with the Credit Suisse facility. The Company received reservation of right letters on August 9, 2013, on October 4, 2013 and November 1, 2013 stating that Credit Suisse may take any actions and may exercise all of their rights and remedies referred in the security documents. The Company is in discussions with the bank to arrange a settlement of the outstanding payments. An amendment and restructuring fee equal to 5% of the current outstanding indebtedness, $1,823, is due and payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full.

NBG Facility (ex FBB Facility)

In January and April 2013, the Company received notifications from FBB that the Company is in default under its loan agreements as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreements. Effective May 13, 2013, the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to the National Bank of Greece (“NBG”). The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG. In October 2013, the Company received notification from NBG that the Company has not paid the aggregate amount of $8,311 constituting repayment installments due in September 2013 and accrued interest due in June 2013. The Company is seeking and will continue to seek restructured loan terms from NBG.

Loan Covenants

As of September 30, 2013, the Company was in breach of certain of its financial covenants for its loan agreement with NBG, including the loan-to-value ratio, interest cover ratio, minimum liquidity requirements and leverage ratio. As well, as of September 30, 2013 the Company was in breach of the interest coverage ratio for its loan agreement with Credit Suisse.

Thus, in accordance with guidance related to classification of obligations that are callable by the creditor, the Company has classified all of the related long-term debt amounting to $88,946 as current at September 30, 2013.

Credit Suisse Sixth Supplemental Agreement:

⋅	Value to loan ratio:

(a)
during the period commencing on April 1, 2014 and ending on September 30, 2014, the aggregate fair market value of the financed vessels must not be less than 115% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;

(b)
during the period commencing on October 1, 2014 and ending on March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 120% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank; and

(c)
after March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 135% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;

⋅
Consolidated leverage ratio: at the end of each accounting period falling between January 1, 2014 and December 31, 2015 (both inclusive), the ratio of funded debt to shareholders’ equity shall not be greater than 2.5:1.0;

⋅	Liquidity: it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel; and

⋅
Interest coverage ratio: the ratio of EBITDA to Interest Expense at the end of each accounting period falling between January 1, 2013 and December 31, 2013 (both inclusive), shall not be less than 2.0:1.0; falling between January 1, 2014 and December 31, 2014 (both inclusive), shall not be less than 3.5:1.0; and falling between January 1, 2015 and December 31, 2015 (both inclusive), shall not be less than 4.5:1.0.

NBG (ex FBB) loan agreement:

⋅	Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000;

⋅	Leverage ratio: the corporate guarantor’s leverage ratio shall not at any time exceed 55%;

⋅	Ratio of EBITDA to net interest expense shall not be less than 3; and

⋅	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter.

The covenants described above are tested annually on December 31st.

Deutsche Bank amended and restated facility agreement:

⋅
Consolidated leverage ratio: at the end of each accounting period falling between January 1, 2014 and December 31, 2015 (both inclusive), the ratio of funded debt to shareholders’ equity shall not be greater than 2.5:1.0;

⋅	Liquidity: it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel; and

⋅
Interest coverage ratio: the ratio of EBITDA to Interest Expense at the end of each accounting period falling between January 1, 2013 and December 31, 2013 (both inclusive), shall not be less than 2.0:1.0; falling between January 1, 2014 and December 31, 2014 (both inclusive), shall not be less than 3.5:1.0; and falling between January 1, 2015 and December 31, 2015 (both inclusive), shall not be less than 4.5:1.0.